Segment and Geographic Reporting Schedule of Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 3,707	$ 2,357	$ 6,106	$ 4,608	$ 9,128	$ 7,904	$ 6,760
Other revenues from operations	204	183	396	376	770	227	139
Property, plant and equipment, net	6,220		6,220		3,505	3,455
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					4,453	3,850	3,325
Other revenues from operations					759	221	136
Property, plant and equipment, net					1,997	1,992
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					1,302	1,068	893
Other revenues from operations					0	0	0
Property, plant and equipment, net					388	384
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					3,373	2,986	2,542
Other revenues from operations					11	6	3
Property, plant and equipment, net					$ 1,120	$ 1,079